UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle
August 14, 2008

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total: 1,235,989

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AMEDISYS INC                   COM              023436108    21102 418525.0000 SH    Sole                        418525.0000
Amgen Inc.                     COM              031162100    24705 523853.0000 SH    Sole                        523853.0000
Anadarko Petroleum Corp.       COM              032511107    38213 510600.0000 SH    Sole                        510600.0000
BHP BILLITON LTD SPONSORED ADR COM              088606108    55988 657216.0000 SH    Sole                        657216.0000
Berkshire Hathaway CL B        COM              084670207    53877 13429.0000 SH     Sole                        13429.0000
Boeing Corp                    COM              097023105    40525 616635.0000 SH    Sole                        616635.0000
Burlington Northern Santa Fe C COM              12189T104      739 7400.0000 SH      Sole                         7400.0000
Caterpillar                    COM              149123101    70714 957922.0000 SH    Sole                        957922.0000
Cemex S A Sponsor ADR New Rep  COM              151290889    46819 1895500.9159 SH   Sole                        1895500.9159
Cisco Systems Inc              COM              17275R102    69371 2982432.0000 SH   Sole                        2982432.0000
ConocoPhillips                 COM              20825C104    41058 434979.0000 SH    Sole                        434979.0000
Corning Inc.                   COM              219350105    47586 2064449.0000 SH   Sole                        2064449.0000
DEVON ENERGY CORP NEW COM      COM              25179M103    79984 665647.5650 SH    Sole                        665647.5650
Exxon Mobil Corp.              COM              30231G102      897 10179.0000 SH     Sole                        10179.0000
FIDELITY NATL INFO SVC COM     COM              31620M106    27536 746036.0000 SH    Sole                        746036.0000
GULFPORT ENERGY CORP COM NEW   COM              402635304     3308 200850.0000 SH    Sole                        200850.0000
General Electric               COM              369604103    19211 719787.3032 SH    Sole                        719787.3032
Goodyear Tire & Rubber         COM              382550101    16964 951405.0000 SH    Sole                        951405.0000
Graco Inc.                     COM              384109104     4062 106707.0000 SH    Sole                        106707.0000
HARRIS CORP DEL COM            COM              413875105    32709 647829.0000 SH    Sole                        647829.0000
Harley Davidson Inc.           COM              412822108    15312 422295.0000 SH    Sole                        422295.0000
Home Depot                     COM              437076102     1786 76249.3900 SH     Sole                        76249.3900
INNOVATIVE SOLTNS&SUPP COM     COM              45769N105     4205 652000.0000 SH    Sole                        652000.0000
Intel Corp                     COM              458140100      344 16000.0000 SH     Sole                        16000.0000
International Business Machine COM              459200101    68817 580588.3785 SH    Sole                        580588.3785
KINETIC CONCEPTS INC           COM              49460W208    27151 680300.0000 SH    Sole                        680300.0000
Legg Mason Inc.                COM              524901105    19341 443895.0000 SH    Sole                        443895.0000
MARSHALL EDWARDS INC COM       COM              572322303      194 75607.0000 SH     Sole                        75607.0000
Microsoft Corp                 COM              594918104      453 16461.1095 SH     Sole                        16461.1095
NOVAGOLD RES INC COM NEW       COM              66987E206     4729 634700.0000 SH    Sole                        634700.0000
NVR Inc.                       COM              62944T105    20021 40035.0000 SH     Sole                        40035.0000
Nabors Industries LTD New (Ber COM              G6359F103     6316 128289.0000 SH    Sole                        128289.0000
Novogen LTD                    COM              67010F103     1445 251710.0000 SH    Sole                        251710.0000
Oracle Corp                    COM              68389X105    44048 2097525.0000 SH   Sole                        2097525.0000
PHILIP MORRIS INTL. INC.       COM              718172109    54097 1095303.3650 SH   Sole                        1095303.3650
Rush Enterprises CLA           COM              781846209     3362 279907.5000 SH    Sole                        279907.5000
Rush Enterprises CLB           COM              781846308     2430 223757.5000 SH    Sole                        223757.5000
Stanley Furniture Inc New      COM              854305208     7901 731600.0000 SH    Sole                        731600.0000
Terex Corp Del                 COM              880779103    56753 1104794.0000 SH   Sole                        1104794.0000
Thor Industries Inc.           COM              885160101    23660 1112895.0000 SH   Sole                        1112895.0000
Transocean Inc.                COM              G90073100    50855 333715.0000 SH    Sole                        333715.0000
United Technologies Corp.      COM              913017109      357 5790.0000 SH      Sole                         5790.0000
UnitedHealth Group Inc.        COM              91324P102    49359 1880360.1220 SH   Sole                        1880360.1220
WESCO INTERNATIONAL INC        COM              95082P105    32231 804970.0000 SH    Sole                        804970.0000
Wal-Mart Stores                COM              931142103      433 7712.0000 SH      Sole                         7712.0000
Washington Mutual Inc.         COM              939322103     4994 1013062.0000 SH   Sole                        1013062.0000
Whirlpool Corp                 COM              963320106    33531 543190.0000 SH    Sole                        543190.0000
Wyeth                          COM              983024100      234 4873.0000 SH      Sole                         4873.0000
Muhlenkamp Fund                                 962096103      301 5482.2650 SH      Sole                         5482.2650
ISHARES RUSSELL 1000 GROWTH                     464287614      460 8327.0000 SH      Sole                         8327.0000
POWERSHARES DB OIL FUND PUTS 0 PUT              dbo+ms        5500    20000 SH       Sole                             20000